Significant Accounting Policies (Details) - Schedule of customer concentration risk			6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Customer A [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage			34.00%
Customer B [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage			31.00%	37.00%
Customer C [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage				11.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Supplier concentration risk, percentage	28.00%	31.00%